Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	Wall Street EWM Funds Trust
Central Index Key	0001517695
Amendment Flag	false
Document Creation Date	Sep. 30, 2014
Document Effective Date	Sep. 30, 2014
Prospectus Date	Sep. 30, 2014
The Wall Street Fund | The Wall Street Fund
Risk/Return:
Trading Symbol	WALLX